Kellner DiLeo & Co.
900 Third Avenue
10th Floor, Suite 1000
New York, NY  10022-4728

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:  Mr. Glen M. Friedman
Title:    CFO
Phone: 212 350-0262
Signature, Place, and Date of Signing:

Glen M. Friedman         NeAugust 9, 2000

Report Type:   13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Number of other included managers:                    0

Form 13F Infor      20,641



NAME OF REPORTING MANAGER : KELLNER, DILEO & CO.                DATE: 06/30/00
                                       Fair              Investm Votin**
  Name of Issu  Title of     CUSIP    Market  Shares or  DiscretAuthor   Price
                  Class      Number    Value  Principal
                                         (tho  Amount                 **
Acxiom  Corp       Com     005125109  (1,169) (42,900)   SOLE   SOLE      27.25
Alkermes Inc.      Com     01642T108 (10,829)(229,800)   SOLE   SOLE     47.125
Bank United        Com     065412108  (1,052) (29,900)   SOLE   SOLE    35.1875
Burr Brown         Com     122574106   5,981   69,000    SOLE   SOLE    86.6875
Burmah Castrol     Com     122169303  10,771  411,000    SOLE   SOLE     26.208
Cephalon Inc       Com     156708109  (4,562) (76,200)   SOLE   SOLE     59.875
Cephalon Inc       Com     156708307   4,656   27,500    SOLE   SOLE    169.300
Charming Shopp     Com     161133102    (388) (76,100)   SOLE   SOLE      5.094
Credence Syste     Com     225302108  (3,096) (56,100)   SOLE   SOLE     55.188
Credence Syste NTCV5.25%02 225302AC2   3,295    2,000    SOLE   SOLE    164.750
Emmis Comm         Com     291525103  (1,171) (28,300)   SOLE   SOLE     41.375
Emmis Comm      PFDCVSERA  291525202   1,496   25,800    SOLE   SOLE     58.001
First Security     Com     336294103   7,533  555,400    SOLE   SOLE     13.563
ICG Comm           Com     449246107    (565) (25,600)   SOLE   SOLE     22.063
Intermedia Com     Com     458801107  (1,016) (34,146)   SOLE   SOLE     29.750
Kulicke Soffa      Com     501242101  (3,503) (59,000)   SOLE   SOLE     59.375
Kulicke Soffa SUBNTCV4.75%0501242AE1   4,372    3,000    SOLE   SOLE  1 145.720
MGC Communicat     Com     552763302  (1,119) (18,666)   SOLE   SOLE     59.938
MGC Communicat  PFDCVSERD  577729500   1,503   28,900    SOLE   SOLE     52.001
Maxtor Corp        Com     577729205    (289) (27,400)   SOLE   SOLE     10.563
Network Plus C     Com     64122D506    (382) (26,900)   SOLE   SOLE     14.188
Pegasus            Com     705904100  (1,324) (26,996)   SOLE   SOLE     49.063
Petco Animal S     Com     716016100   3,415  174,000    SOLE   SOLE     19.625
Pioneer Group      Com     723684106  10,234  241,500    SOLE   SOLE     42.375
Pioneer Std El     Com     723877106  (2,072)(140,500)   SOLE   SOLE     14.750
Siebel Systems     Com     826170102  (3,500) (21,400)   SOLE   SOLE    163.563
Siebel Systems     Com     826170AC6   3,602    1,000    SOLE   SOLE    360.200
Smurfit-Stone      Com     832727101    (234) (18,200)   SOLE   SOLE     12.875
Stone Containe PFDECV$1.75 861589307     705   43,400    SOLE   SOLE     16.250
Unitedglobalco     Com     913247508    (552) (11,800)   SOLE   SOLE     46.750
Unitedglobalco PFDDDEP1/20 913247805     774   17,400    SOLE   SOLE     44.500
Verio              Com     923433106   9,027  162,700    SOLE   SOLE     55.484
Veritas            Com     923436109 (12,745)(112,760)   SOLE   SOLE    113.031
Voicestream        Com     928615103  (2,087) (17,943)   SOLE   SOLE    116.297
Wesley Jessen      Com     951018100  10,367  276,000    SOLE   SOLE     37.563
Winstar Commun     Com     975515107  (5,434)(160,422)   SOLE   SOLE     33.875